Convertible Notes and Warrant Modification (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended						1 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Feb. 27, 2012	Aug. 31, 2011 Modified F Warrants [Member]	Aug. 31, 2011 Non-Modified F Warrants [Member]	Feb. 27, 2012 Convertible Notes [Member]	Aug. 31, 2011 Convertible Notes [Member]
Debt Instrument [Line Items]
Issue of convertible subordinate notes					$ 11,425					$ 11,425
Conversion of debt into common stock, percentage of discount to the IPO price										20.00%
Conversion of debt into common stock price per share										$ 10.40
Percentage of capital stock and affiliates										5.00%
Warrant issued to purchase stock							539,972	229,257
Charge for modification of liability classified warrants					9,633
Fair value of convertible notes					$ 13,630	$ 14,282
Conversion of Convertible Securities, shares									1,098,575